Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Voya Variable Funds
Entity Central Index Key	0000002664
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000028787
Shareholder Report [Line Items]
Fund Name	Voya Growth and Income Portfolio
Class Name	Class ADV
Trading Symbol	IAVGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Growth and Income Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$59	1.12%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.12%
AssetsNet	$ 2,350,182,946
Holdings Count | Holding	71
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,350,182,946 # of Portfolio Holdings71 Portfolio Turnover Rate57%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	1.5%
Common Stock	99.7%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	8.0%
Apple, Inc.	7.6%
Amazon.com, Inc.	5.4%
Meta Platforms, Inc. - Class A	4.2%
Broadcom, Inc.	3.6%
Advanced Micro Devices, Inc.	2.6%
Salesforce, Inc.	2.5%
Bank of America Corp.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.3%
Micron Technology, Inc.	2.3%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000028788
Shareholder Report [Line Items]
Fund Name	Voya Growth and Income Portfolio
Class Name	Class I
Trading Symbol	IIVGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Growth and Income Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$36	0.67%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.67%
AssetsNet	$ 2,350,182,946
Holdings Count | Holding	71
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,350,182,946 # of Portfolio Holdings71 Portfolio Turnover Rate57%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	1.5%
Common Stock	99.7%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	8.0%
Apple, Inc.	7.6%
Amazon.com, Inc.	5.4%
Meta Platforms, Inc. - Class A	4.2%
Broadcom, Inc.	3.6%
Advanced Micro Devices, Inc.	2.6%
Salesforce, Inc.	2.5%
Bank of America Corp.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.3%
Micron Technology, Inc.	2.3%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000028789
Shareholder Report [Line Items]
Fund Name	Voya Growth and Income Portfolio
Class Name	Class S
Trading Symbol	ISVGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Growth and Income Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$49	0.92%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.92%
AssetsNet	$ 2,350,182,946
Holdings Count | Holding	71
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,350,182,946 # of Portfolio Holdings71 Portfolio Turnover Rate57%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	1.5%
Common Stock	99.7%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	8.0%
Apple, Inc.	7.6%
Amazon.com, Inc.	5.4%
Meta Platforms, Inc. - Class A	4.2%
Broadcom, Inc.	3.6%
Advanced Micro Devices, Inc.	2.6%
Salesforce, Inc.	2.5%
Bank of America Corp.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.3%
Micron Technology, Inc.	2.3%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000074892
Shareholder Report [Line Items]
Fund Name	Voya Growth and Income Portfolio
Class Name	Class S2
Trading Symbol	IGISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Growth and Income Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$57	1.07%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.07%
AssetsNet	$ 2,350,182,946
Holdings Count | Holding	71
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,350,182,946 # of Portfolio Holdings71 Portfolio Turnover Rate57%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	1.5%
Common Stock	99.7%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	8.0%
Apple, Inc.	7.6%
Amazon.com, Inc.	5.4%
Meta Platforms, Inc. - Class A	4.2%
Broadcom, Inc.	3.6%
Advanced Micro Devices, Inc.	2.6%
Salesforce, Inc.	2.5%
Bank of America Corp.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.3%
Micron Technology, Inc.	2.3%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports